Stockholders' Equity Note Disclosure	Mar. 31, 2023
Notes
Stockholders' Equity Note Disclosure

Note 12 - Stockholder’s Equity (Deficit)

Employee Stock Ownership Plan

On July 9, 2021, the Board of Directors of the Company adopted the Bergio International, Inc. 2021 Stock Incentive Plan (the “ESOP”), under which the Company may award shares of the Company’s Common Stock to employees of the Company and/or its Subsidiaries. The terms of the ESOP allow the Company’s Board of Directors discretion to award the Company’s Common Stock, in the form of options, stock appreciation rights, restricted stock awards, restricted stock units, and performance award shares, to such employees, upon meeting the criteria set forth therein, from time to time. Subject to adjustments as provided in the plan, the shares of common stock that may be issued with respect to awards granted under the plan shall not exceed an aggregate of 1,000,000,000 shares of common stock.  The Company shall reserve such number of shares for awards under the plan, subject to adjustments as provided in the plan.  The maximum number of shares of common stock under the plan that may be issued as incentive stock options shall be 100,000,000 shares.

On July 9, 2021, and under the terms of the ESOP, the Company’s Board of Directors approved the future issuance of 1,000,000 post-split shares (500,000,000 pre-split shares) of the Company’s Common Stock to the Company’s CEO, Berge Abajian, subject to the Company increasing its total authorized shares of common stock to 6,000,000,000 which was increased in July 2021 and subject to the effectiveness of an S-8 Registration Statement covering these shares with the SEC. As of December 31, 2021, the Company did not meet the prerequisite related to the effectiveness of an S-8 Registration Statement. As of September 30, 2022, the Company met the prerequisite related to the effectiveness of an S-8 Registration Statement. The 1,000,000 post-split shares (500,000,000 pre-split shares) of common stock have not been issued to the CEO and have been recorded as common stock issuable as of March 31, 2023 and December 31, 2022.

Preferred Stock

The Company has authorized the issuance of 10,000,000 shares of preferred stock. The Company’s board of directors is authorized, at any time, and from time to time, to provide for the issuance of shares of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof.

Certificate of Designation of Series A Preferred Stock

In September 2011, the Company filed a Certificate of Designation for Series A Preferred Stock with the Wyoming Secretary of State, and designated 51 shares of preferred stock as Series A Preferred Stock. In February 2021, the Company filed an amended and restated certificate of designation for the Company’s Series A Preferred Stock increasing the number of shares to 75 shares.

Designation. The Company had designated 51 shares which was amended and increased from 51 to 75 shares of preferred stock as Series A Preferred Stock. Each share of Series A Preferred Stock has a par value of $0.001 per share and a stated value of $0.001.

Dividends. There will be no dividends due or payable on the Series A Preferred Stock. Any future terms with respect to dividends shall be determined by the board of directors of the Company.

Liquidation. Upon any liquidation, the holders of Series A Preferred Stock are entitled to receive net assets on a pro rata basis. Each holder of Series A Preferred Stock is entitled to receive ratably any dividends declared by the board of directors of the Company.

Voting Rights. Each one (1) share of the Series A Preferred Stock shall have voting rights equal to One Percent (1%) of the issued and outstanding shares of the Corporation’s Common Stock on the date of any such vote, such that the Holder of all Seventy-Five (75) shares of Series A Preferred Stock, shall always have voting rights equal to Seventy Five Percent (75%) of the issued and outstanding shares of the Company’s Common Stock.

Conversion. The Series A Preferred stock in non-convertible.

As of March 31, 2023 and December 31, 2022, there were 75 shares of Series A Preferred Stock issued and outstanding. The Company’s CEO owns 75 shares of shares of the Series A Preferred Stock.

Certificate of Designation of Series B 2% Convertible Preferred Stock

On February 10, 2021, the Company filed a Certificate of Designation for Series B Convertible Preferred Stock (the “Certificate of Designations”) with the Wyoming Secretary of State, designating 4,900 shares of preferred stock as Series B Convertible Preferred Stock.

Designation. The Company had designated 49 shares which was amended and increased from 49 to 4,900 shares of preferred stock as Series B Convertible Preferred Stock. Each share of Series B Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $100.

Dividends. Holders of Series B Preferred Stock shall be entitled to receive, when and as declared by the Board of Directors out of funds legally available therefor, and the Company shall accrue, quarterly in arrears on March 31, June 30, September 30, and December 31 of each year, commencing on the Issuance Date, cumulative dividends on the Series B Preferred Stock at the rate per share (as a percentage of the Stated Value per share) equal to two percent (2%) per annum on the Stated Value., payable in additional shares of Series B Preferred Stock. So long as any shares of Series B Preferred Stock remain outstanding, neither the Company nor any subsidiary thereof shall, without the consent of the Holders of eighty percent (80%) of the shares of Series B Preferred Stock then outstanding (the

“Requisite Holders), redeem, repurchase or otherwise acquire directly or indirectly any Junior Securities (as defined in Section 7), nor shall the Company directly or indirectly pay or declare any dividend or make any distribution upon, nor shall any distribution be made in respect of, any Junior Securities, nor shall any monies be set aside for or applied to the purchase or redemption (through a sinking fund or otherwise) of any Junior Securities.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or a Sale (as defined below) (a “Liquidation”), the holders of the Series B Preferred Stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series B Preferred Stock an amount equal to the Stated Value plus all accrued but unpaid dividends per share, whether declared or not, and all other amounts in respect thereof then due and payable prior to any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Company shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of Series B Preferred Stock shall be distributed among the holders of Series B Preferred Stock ratably in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Voting Rights. Each holder of the Series B Preferred Stock shall have the right to vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on an as-converted basis, either by written consent or by proxy.

Conversion at Option of Holder. Each share of Series B Preferred Stock shall be convertible into 0.01% of the total issued and outstanding shares of the Company’s Common Stock, (such that all 4,900 authorized shares of Series B Preferred Stock, if issued and outstanding, would be convertible in the aggregate into 49% of the total issued and outstanding shares of the Company’s Common Stock) (as determined at the earlier of (i) the date of Conversion of the Series B Preferred Stock; and (ii) eighteen (18) months following February 8, 2021) (“Conversion Ratio”), at the option of a Holder, at any time and from time to time, from and after the issuance of the Series B Preferred Stock.

As of March 31, 2023 and December 31, 2022, there were 3,000 shares of Series B Convertible Preferred Stock issued and outstanding.

Certificate of Designation of Series C 2% Convertible Preferred Stock

On February 10, 2021, the Company filed a Certificate of Designation for Series C Convertible Preferred Stock with the Wyoming Secretary of State, which designated 5 shares of preferred stock as Series C Convertible Preferred Stock. In April 2022, the Company increased the designation to 5,000,000 authorized shares upon filing an Amended and Restated Certificate of Designation, Preference and Rights of the Series C Convertible Preferred.

Designation. The Company has designated 5 shares of preferred stock as Series C Convertible Preferred Stock. Each share of Series C Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $100.

Dividends. Holders of Series C Preferred Stock shall be entitled to receive, when and as declared by the Board of Directors out of funds legally available therefor, and the Company shall accrue, quarterly in arrears on March 31, June 30, September 30, and December 31 of each year, commencing on the Issuance Date, cumulative dividends on the Series C Preferred Stock at the rate per share (as a percentage of the Stated Value per share) equal to two percent (2%) per annum on the Stated Value., payable in additional shares of Series C Preferred Stock. So long as any shares of Series C Preferred Stock remain outstanding, neither the Company nor any subsidiary thereof shall, without the consent of the Holders of eighty percent (80%) of the shares of Series C Preferred Stock then outstanding, redeem, repurchase or otherwise acquire directly or indirectly any Junior Securities, nor shall the Company directly or indirectly pay or declare any dividend or make any distribution upon, nor shall any distribution be made in respect of, any Junior Securities, nor shall any monies be set aside for or applied to the purchase or redemption of any Junior Securities.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or a Sale (as defined below) (a “Liquidation”), the holders of the Series C Preferred Stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series C Preferred Stock an amount equal to the Stated Value plus all accrued but unpaid dividends per share, whether declared or not, and all other amounts in respect thereof then due and payable prior to any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Company shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of Series C Preferred Stock shall be distributed among the holders of Series C Preferred Stock ratably in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Voting Rights. Each holder of the Series C Preferred Stock shall have the right to vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on an as-converted basis, either by written consent or by proxy.

Conversion at Option of Holder. Each share of Series C Preferred Stock was convertible into 1% of the total issued and outstanding shares of the Company’s Common Stock (as determined at the earlier of (i) the date of Conversion of the Series C Preferred Stock; and (ii) eighteen (18) months following February 8, 2021) (“Conversion Ratio”), at the option of a Holder, at any time and from time to time, from and after the issuance of the Series C Preferred Stock, except that such conversion will automatically be adjusted so that the Holder’s total beneficial ownership does not exceed greater than 9.99% of the issued and outstanding shares of the Company’s Common Stock. In April 2022, the Company filed an Amended and Restated Certificate of Designation, Preference and Rights of the Series C Convertible Preferred Stock whereby the conversion term was amended to:

(a)Conversion at Option of holder. Each share of Series C Preferred Stock shall be convertible into 21.34 post-split shares (10,670 pre-split shares) of Common Stock (“Conversion Ratio”), at the option of a Holder, at any time and from time to time, from and after the issuance of the Series C Preferred Stock; provided that, for period of twenty for (24) months from the Issuance Date, if the Company issues shares of common stock, including common stock as the result of the purchase, exercise, or conversion of outstanding derivative or convertible securities (or securities, including any derivative securities, containing the right to purchase, exercise or convert into shares of common stock) (the “Dilution Shares”) such that the outstanding number of shares of common stock on a fully diluted basis shall be greater than 2,133,812 post-split shares (1,066,906,000 pre-split shares) (inclusive of conversions of Series C Preferred Stock at the Conversion Ratio immediately above), then the  Conversion Ratio for the Series C Preferred Stock then outstanding and unconverted as of the date the Dilution Shares are issued shall be adjusted to equal the Conversion Ratio multiplied by a fraction, the numerator of which shall be the number of shares outstanding on a fully diluted basis after the issuance of the Dilution Shares, and the denominator shall equal to the sum of the currently issued and outstanding shares plus the Dilution Shares. A Ho1der shall affect a conversion by surrendering to the Company the original certificate or certificates representing the ·Shares of series C Preferred Stock to be converted to the Company, together with a completed form of conversion notice (the “Conversion Notice”). Each Conversion Notice shall specify the number of shares of Series C Preferred Stock to be converted, the date on which such conversion is to be affected, which date may not be prior to the Date the Holder delivers such Conversion Notice (the “Conversion Date”), and the Conversion Price determined. If no Conversion Date is specified in a Conversion Notice, the Conversion Date shall be the date that the Conversion Notice is delivered and each Conversion Notice, once given, shall be irrevocable.

On February 10, 2021, the Company issued 5 Series C Convertible Preferred Stock in connection with the acquisition of Aphrodite’s Marketing.

On April 18, 2022, the Company received a notice of conversion from the holder of the 5 shares of Series C Convertible Preferred Stock converting into 271,793 post-split shares (135,896,517 pre-split shares) of the Company’s common stock.

As of March 31, 2023 and December 31, 2022, there were no shares of Series C Convertible Preferred Stock issued and outstanding.

Certificate of Designation of Series D 3% Convertible Preferred Stock

On January 4, 2022, the Company filed a Certificate of Designation for Series D Convertible Preferred Stock with the Wyoming Secretary of State, designating 2,500,000 shares of preferred stock as Series D Convertible Preferred Stock. In February 2022, the Company filed an Amended and Restated Certificate of Designation, Preference and Rights of the Series D Convertible Preferred Stock. The Company amended and cancelled the mandatory provision and also amended the fixed conversion price from $0.50 to $0.40 post-split ($0.001 to $0.0008 pre-split). In April 2022, the Company filed another Amended and Restated Certificate of Designation, Preference and Rights of the Series D Convertible Preferred Stock whereby the Company amended the fixed conversion price from $0.40 to $0.25 post-split ($0.0008 to $0.0005 pre-split). In October 2022, the fixed conversion price was adjusted from $0.25 to $0.10 post-split ($0.0005 to $0.0002 pre-split) due to the subsequent sale of the Company’s common stock at $0.10 post-split ($0.0002 pre-split) per share in October 2022.

Designation. The Company has designated 2,500,000 shares of preferred stock as Series D Convertible Preferred Stock. Each share of Series D Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $1.00.

Dividends. Each share of Series D Convertible Preferred Stock is entitled to an annual dividend equal to 3% of the stated value which shall be cumulative, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an event of default, the dividend rate shall automatically increase to 18%.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or upon any deemed liquidation event, after payment or provision for payment of debts and other liabilities of the Company and after payment or provision for ay liquidation preference payable to the holders of any preferred stock ranking senior upon liquidation to the Series D Preferred Stock, if any, but prior to any distribution or payment made to the holders of common stock or the holders of the preferred stock ranking junior upon liquidation to the Series D Preferred Stock, the holders will be entitled to be paid out of the assets of the Company available for distribution an amount equal to the stated value plus any accrued but unpaid dividends, default adjustment, if applicable, and any other fees.

Voting Rights. Except as set forth in the Certificate of Designation, the Series D Preferred Stock shall have no right to vote on any matters requiring shareholder approval or any matters on which the shareholders are permitted to vote.  With respect to any voting rights of the Series D Preferred Stock, the Series D Preferred Stock shall vote as a class, each share of Series D Preferred Stock shall have one vote on any such matter, and any such approval may be given via a written consent in lieu of a meeting of the Series D Holders.

Conversion price. The effective conversion price (the “Conversion Price”) shall equal the fixed conversion price equal to $0.10 post-split ($0.0002 pre-split) (subject to equitable adjustments by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). Notwithstanding anything contained herein to the contrary, in the event that, following the date of issuance of the Series D Preferred Stock, the Company consummates a financing of at least $7,500,000, in the aggregate, in one offering or a series of offerings (debt or equity or a combination), the Conversion Price shall be reset to the Variable Conversion Price.  The “Variable Conversion Price” shall mean 65% multiplied by the market price (representing a discount rate of 35%).  Market price means the average of the lowest trading prices for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.

On March 24, 2023, the Company and Trillium Partners, L.P. (the “Holder”) entered into an Exchange Agreement whereby the Holder will exchange (the “Exchange”) 317,000 Series D Preferred Stock of the Company for 317,000 Series E Preferred Stock of the Company for shares of the Company’s Series E Preferred stock which shall have the rights and preferences in the Certificate of Designation of the Series E Preferred Stock as discussed above and for no other consideration.

As of March 31, 2023 and December 31, 2022, there were 957,000 and 1,274,000 shares of Series D Convertible Preferred Stock issued and outstanding, respectively.

Certificate of Designation of Series E 3% Preferred Stock

On March 24, 2023, the Company filed a Certificate of Designation for Series E Preferred Stock with the Wyoming Secretary of State, designating 2,500,000 shares of preferred stock as Series E Preferred Stock.

Designation. The Company has designated 2,500,000 shares of preferred stock as Series E Preferred Stock. Each share of Series E Preferred Stock has a par value of $0.00001 per share and a stated value of $1.00 (the “Stated Value”).

Voting Rights. The Series E Preferred Stock shall have no right to vote on any matters requiring shareholder approval or any matters on which the shareholders are permitted to vote.

Dividends. Each share of Series E Preferred Stock is entitled to an annual dividend equal to 3% of the stated value which shall be cumulative, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an event of default, the dividend rate shall automatically increase to 18%.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or upon any deemed liquidation event, after payment or provision for payment of debts and other liabilities of the Company and after payment or provision for ay liquidation preference payable to the holders of any preferred stock ranking senior upon liquidation to the Series E Preferred Stock, if any, but prior to any distribution or payment made to the holders of common stock or the holders of the preferred stock ranking junior upon liquidation to the Series E Preferred Stock, the holders will be entitled to be paid out of the assets of the Company available for distribution an amount equal to the stated value plus any accrued but unpaid dividends, default adjustment, if applicable, and any other fees (collectively the “Adjustment Amount”).

No Conversion Right. The Holder shall have no right at any time to convert all or any part of the outstanding Series E Preferred Stock into shares of common stock.

Mandatory Redemption by the Company. On the date which is the earlier of: (i) December 31, 2023; and (ii) upon the occurrence of an Event of Default (i) or (ii), the Mandatory Redemption Date the Company shall redeem all of the shares of Series E Preferred Stock of the Holders. Within five (5) days of the Mandatory Redemption Date, the Company shall make payment to each Holder of an amount in cash, or kind, equal to (i) the total number of Series E Preferred Stock held by the applicable Holder, multiplied by (ii) the then current Stated Value (including but not limited to the addition of any accrued, unpaid dividends and the Default Adjustment, if applicable) (the "Mandatory Redemption Amount”). The value of any payment in kind shall be as agreed between the Company and respective the Holder.

Default Adjustment. Upon the occurrence and during the continuation of any Event of Default (other than as set forth in Section 8ai of the amendment which is the failure to redeem), the Stated Value shall immediately be increased to $1.50 per share of Series E Preferred Stock; and upon the occurrence and during the continuation of any Event of Default specified in Section 8ai which is the failure to redeem, the Stated Value shall immediately be increased to $2.00 per share of Series E Preferred Stock (the amounts referred to herein shall be referred to collectively as the “Default Adjustment”). In the event of a Default Adjustment, the Company shall immediately, upon the demand of the Majority Holders, redeem the issued and outstanding Series E Preferred Stock and pay to the Holders the amount which is equal to (i) the number of shares of Series E Preferred Stock held by such Holders multiplied by (ii) the Stated Value plus any Adjustment Amount. Upon any Event of Default set forth in Section 8(A)(ix), provided that there is no other default, no Default Adjustment shall occur; however, the Company shall immediately, upon the demand of the Majority Holders, redeem the issued and outstanding Series E Preferred Stock and pay to the Holders the amount which is equal to (i) the number of shares of Series E Preferred Stock held by such Holders multiplied by (ii) the Stated Value plus any Adjustment Amount.

As of March 31, 2023, there were 317,000 shares of Series E Preferred Stock issued and outstanding. The Series E preferred shares are mandatorily redeemable by the Company and are therefore classified as mezzanine debt for $317,000 as reflected in the unaudited condensed consolidated balance sheet.

Dividends on Preferred Stock

As of March 31, 2023 and December 31, 2022, accrued and unpaid dividends related to the Series B, C, D and E Preferred Stock amounted $43,101 and $32,198, respectively and was included in accounts payable and accrued liabilities as reflected in the unaudited condensed consolidated balance sheets. During the three months ended March 31, 2023 and 2022, total dividends recorded amounted to $10,903 and $6,563, respectively as reflected in the unaudited condensed consolidated statements of stockholders’ equity.

Common Stock Issued and Issuable

On March 24, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The amendment reflected the increase in the authorized shares of common stock from 1,000,000,000 shares to 3,000,000,000 shares. On July 9, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The Amendment reflected the increase in the authorized shares of common stock from 3,000,000,000 shares to 6,000,000,000 shares.

On April 28, 2022, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation and reflected the increase in the authorized shares of common stock from 6,000,000,000 shares to 9,000,000,000 shares.

On September 26, 2022, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation and reflected the increase in the authorized shares of common stock from 9,000,000,000 shares to 15,000,000,000 shares.

In March 2023, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation and reflected the increase in the authorized shares of common stock from 15,000,000,000 shares to 25,000,000,000 shares. In the same Articles of Amendment, the Company filed for a reverse split of the Company’s common stock, at the ratio of 1 for 500, which was declared effective by FINRA effective April 17, 2023. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the unaudited condensed consolidated financial statements to reflect the Reverse Stock Split.

Common Stock Warrants

A summary of the Company’s outstanding stock warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2021	1,596,483	$1.00	4.26
Granted	1,500,000	0.25	7.00
Exercised	(500)	0.50	2.40
Balance at December 31, 2022	3,095,983	$0.70	4.71
Granted	-	-	-
Exercised	-	-	-
Balance at March 31, 2023	3,095,983	$0.70	4.46
Warrants exercisable at March31, 2023	3,095,983	$0.70	4.46

At March 31, 2023, the aggregate intrinsic value of warrants outstanding was $0.